UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2016 (Unaudited)

Deutsche Core Fixed Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 27.1%
Consumer Discretionary 2.4%
21st Century Fox America, Inc., 4.95%, 10/15/2045	75,000	72,297
CCO Safari II LLC:
144A, 3.579%, 7/23/2020	250,000	251,410
144A, 4.908%, 7/23/2025	150,000	150,149
CVS Health Corp., 5.125%, 7/20/2045	325,000	349,205
DIRECTV Holdings LLC, 3.8%, 3/15/2022	550,000	555,680
Discovery Communications LLC, 4.875%, 4/1/2043	165,000	131,268
Ford Motor Credit Co., LLC, 2.943%, 1/8/2019	585,000	586,269
General Motors Financial Co., Inc., 3.2%, 7/13/2020	320,000	313,830
Hyundai Capital America, 144A, 3.0%, 10/30/2020	390,000	393,116
Macy's Retail Holdings, Inc., 3.45%, 1/15/2021	600,000	594,449
The Gap, Inc., 5.95%, 4/12/2021 (a)	790,000	821,432
Volkswagen Group of America Finance LLC, 144A, 2.125%, 5/23/2019	237,000	226,958
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044	330,000	292,192
		4,738,255
Consumer Staples 0.9%
Altria Group, Inc., 10.2%, 2/6/2039	261,000	435,283
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	340,000	344,586
4.7%, 2/1/2036	265,000	268,476
4.9%, 2/1/2046	270,000	279,605
Reynolds American, Inc.:
4.75%, 11/1/2042	325,000	313,012
5.85%, 8/15/2045	120,000	133,093
		1,774,055
Energy 3.2%
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039 (a)	250,000	158,345
Energy Transfer Partners LP, 4.65%, 6/1/2021	700,000	619,550
Ensco PLC:
4.7%, 3/15/2021	250,000	166,220
5.75%, 10/1/2044	190,000	108,300
Freeport-McMoran Oil & Gas LLC, 6.875%, 2/15/2023	520,000	248,300
Halliburton Co., 3.8%, 11/15/2025	299,000	280,285
Kinder Morgan Energy Partners LP, 6.375%, 3/1/2041	60,000	48,209
Kinder Morgan, Inc., 3.05%, 12/1/2019	275,000	254,551
Noble Holding International Ltd., 4.0%, 3/16/2018	110,000	87,742
Petrobras Global Finance BV, 3.5%, 2/6/2017	1,000,000	950,000
Petroleos Mexicanos, 3.5%, 1/30/2023	550,000	468,875
Petronas Global Sukuk Ltd., 144A, 2.707%, 3/18/2020 (a)	750,000	744,540
Regency Energy Partners LP, 5.5%, 4/15/2023 (a)	375,000	315,000
Rowan Companies, Inc., 5.85%, 1/15/2044	260,000	136,799
Schlumberger Holdings Corp., 144A, 3.0%, 12/21/2020	515,000	503,733
Sunoco Logistics Partners Operations LP:
4.4%, 4/1/2021	375,000	349,667
5.3%, 4/1/2044	250,000	176,628
Transocean, Inc., 4.3%, 10/15/2022	750,000	361,875
Williams Partners LP, 3.6%, 3/15/2022	500,000	365,117
		6,343,736
Financials 13.9%
AEGON Funding Co., LLC, 5.75%, 12/15/2020	375,000	432,371
American Tower Corp., (REIT), 3.3%, 2/15/2021	230,000	230,930
ANZ New Zealand International Ltd., 144A, 2.75%, 2/3/2021 (b)	385,000	387,102
Apollo Investment Corp., 5.25%, 3/3/2025	450,000	444,652
Ares Capital Corp., 3.875%, 1/15/2020 (a)	685,000	697,777
Banco Bilbao Vizcaya Argentaria SA, 3.0%, 10/20/2020	400,000	400,157
Bank of America Corp., 5.75%, 12/1/2017	1,000,000	1,063,574
BPCE SA, 2.65%, 2/3/2021 (b)	515,000	516,370
Capital One NA, 2.95%, 7/23/2021	530,000	527,970
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024	485,000	449,358
(REIT), 5.25%, 12/1/2023	250,000	245,359
Commonwealth Bank of Australia, 2.4%, 11/2/2020	475,000	473,794
Compass Bank, 1.85%, 9/29/2017	500,000	497,335
Crown Castle International Corp., 3.4%, 2/15/2021 (b)	245,000	246,414
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	325,000	318,189
FS Investment Corp., 4.75%, 5/15/2022	350,000	345,180
GE Capital International Funding Co., 144A, 4.418%, 11/15/2035	300,000	307,958
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	610,000	623,617
Grain Spectrum Funding II LLC, 144A, 3.29%, 10/10/2019	171,047	171,047
Healthcare Trust of America Holdings LP, (REIT), 3.375%, 7/15/2021	500,000	502,794
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022	500,000	516,366
HSBC Holdings PLC:
5.625%, 12/29/2049 (a)	410,000	399,519
6.375%, 12/29/2049 (a)	610,000	587,802
Industrial & Commercial Bank of China Ltd., 3.231%, 11/13/2019	310,000	319,479
Intesa Sanpaolo SpA, 3.875%, 1/15/2019	700,000	720,002
Jefferies Group LLC:
5.125%, 4/13/2018	500,000	519,248
6.5%, 1/20/2043	125,000	115,830
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044	125,000	123,989
Legg Mason, Inc., 5.625%, 1/15/2044	300,000	289,017
Lloyds Bank PLC, 2.4%, 3/17/2020	375,000	378,384
Loews Corp., 4.125%, 5/15/2043	250,000	229,765
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020	625,000	692,225
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065	160,000	150,174
Morgan Stanley, Series F, 5.625%, 9/23/2019	1,000,000	1,101,441
Murray Street Investment Trust I, 4.647%, 3/9/2017	750,000	772,308
National Australia Bank Ltd., 3.375%, 1/14/2026	290,000	294,823
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044	250,000	258,848
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024	500,000	507,515
Prologis International Funding II SA, 144A, 4.875%, 2/15/2020	750,000	798,481
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,300,000	1,302,223
Regions Bank, 2.25%, 9/14/2018	485,000	485,590
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017	500,000	497,026
Royal Bank of Scotland PLC, 4.375%, 3/16/2016	750,000	753,105
Santander Bank NA, 2.0%, 1/12/2018	500,000	496,010
Santander Issuances SAU, 5.179%, 11/19/2025	600,000	567,685
Scentre Group Trust 1:
144A, (REIT), 2.375%, 4/28/2021	350,000	343,491
144A, (REIT), 3.5%, 2/12/2025	450,000	443,287
Select Income REIT, (REIT), 4.15%, 2/1/2022	470,000	458,204
Societe Generale SA:
144A, 2.625%, 9/16/2020	625,000	631,551
144A, 6.0%, 10/27/2049 (a)	750,000	687,165
Standard Chartered PLC, 144A, 3.05%, 1/15/2021 (a)	750,000	752,353
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	250,000	245,568
Synchrony Financial, 2.6%, 1/15/2019	300,000	299,549
The Huntington National Bank, 2.2%, 11/6/2018	250,000	250,429
Trinity Acquisition PLC, 6.125%, 8/15/2043	275,000	295,278
UBS AG, 1.375%, 6/1/2017	340,000	339,760
Visa, Inc.:
3.15%, 12/14/2025	355,000	360,891
4.3%, 12/14/2045	210,000	216,742
Wells Fargo & Co., 4.9%, 11/17/2045	250,000	251,114
Westpac Banking Corp., 2.6%, 11/23/2020	250,000	251,461
		27,585,646
Health Care 1.6%
AbbVie, Inc.:
3.6%, 5/14/2025	175,000	175,107
4.5%, 5/14/2035	120,000	117,349
4.7%, 5/14/2045	270,000	264,904
Actavis Funding SCS:
3.0%, 3/12/2020	330,000	334,035
4.75%, 3/15/2045	240,000	239,986
Actavis, Inc., 3.25%, 10/1/2022	353,000	351,914
Anthem, Inc., 3.3%, 1/15/2023	250,000	246,819
AstraZeneca PLC:
3.375%, 11/16/2025	440,000	442,059
4.375%, 11/16/2045	195,000	194,612
Celgene Corp.:
3.875%, 8/15/2025	355,000	358,366
5.0%, 8/15/2045	105,000	104,728
Roche Holdings, Inc., 144A, 3.0%, 11/10/2025	345,000	348,189
		3,178,068
Industrials 1.4%
Masco Corp., 6.125%, 10/3/2016	2,000,000	2,047,500
Molex Electronic Technologies LLC, 144A, 2.878%, 4/15/2020	335,000	332,568
Penske Truck Leasing Co., LP, 144A, 3.3%, 4/1/2021	470,000	465,976
		2,846,044
Information Technology 1.4%
Alibaba Group Holding Ltd.:
3.125%, 11/28/2021	114,000	112,560
3.6%, 11/28/2024	334,000	322,492
Apple, Inc., 3.45%, 2/9/2045	200,000	166,872
Expedia, Inc., 144A, 5.0%, 2/15/2026	190,000	186,569
Fidelity National Information Services, Inc., 3.625%, 10/15/2020	447,000	455,269
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020 (a)	315,000	315,812
144A, 4.9%, 10/15/2025	275,000	261,748
HP, Inc., 6.0%, 9/15/2041	250,000	202,614
KLA-Tencor Corp., 4.65%, 11/1/2024	150,000	151,941
Lam Research Corp., 2.75%, 3/15/2020	340,000	335,665
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034	470,000	319,298
		2,830,840
Materials 0.5%
Corporacion Nacional del Cobre de Chile, REG S, 7.5%, 1/15/2019	200,000	223,246
Glencore Funding LLC, 144A, 4.625%, 4/29/2024 (a)	320,000	217,280
Solvay Finance America LLC:
144A, 3.4%, 12/3/2020	255,000	255,163
144A, 4.45%, 12/3/2025	340,000	339,322
		1,035,011
Telecommunication Services 1.5%
AT&T, Inc.:
2.45%, 6/30/2020	330,000	326,334
2.625%, 12/1/2022	500,000	479,123
3.4%, 5/15/2025	200,000	191,606
4.125%, 2/17/2026 (b)	330,000	329,782
5.65%, 2/15/2047 (b)	260,000	259,392
Crown Castle Towers LLC, 144A, 3.222%, 5/15/2022	240,000	240,000
Verizon Communications, Inc.:
3.5%, 11/1/2024 (a)	420,000	416,474
4.272%, 1/15/2036	600,000	535,544
4.672%, 3/15/2055	75,000	63,061
5.012%, 8/21/2054	100,000	89,977
		2,931,293
Utilities 0.3%
Electricite de France SA:
144A, 4.75%, 10/13/2035	175,000	176,581
144A, 4.875%, 1/22/2044	250,000	245,633
Exelon Corp., 144A, 5.1%, 6/15/2045	270,000	271,659
		693,873
Total Corporate Bonds (Cost $56,016,022)		53,956,821
Mortgage-Backed Securities Pass-Throughs 19.9%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045 (b)	7,443,869	7,831,115
4.5%, 12/1/2040	1,400,544	1,524,568
5.0%, 12/1/2040	317,848	353,138
5.5%, 6/1/2039	169,424	189,224
6.0%, 11/1/2038	676,736	779,140
7.5%, 2/1/2035	391,721	470,209
Federal National Mortgage Association:
3.0%, 12/1/2042	1,520,444	1,554,765
3.5%, with various maturities from 11/1/2042 until 7/1/2045 (b)	10,062,424	10,552,311
4.0%, with various maturities from 8/1/2042 until 11/1/2045 (b)	3,986,435	4,268,326
4.5%, 11/1/2043	1,017,838	1,119,065
5.0%, with various maturities from 12/1/2039 until 11/1/2041	3,427,308	3,838,151
5.5%, with various maturities from 2/1/2031 until 2/1/2042	2,002,630	2,250,115
6.5%, with various maturities from 5/1/2023 until 4/1/2037	534,609	616,664
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042	1,514,588	1,568,006
3.5%, 12/1/2043 (b)	1,000,000	1,054,687
4.5%, 7/15/2040	248,704	274,116
5.5%, 6/15/2038	220,393	250,106
6.5%, with various maturities from 12/15/2023 until 7/15/2039	1,017,728	1,197,703
Total Mortgage-Backed Securities Pass-Throughs (Cost $39,253,639)		39,691,409
Asset-Backed 5.4%
Automobile Receivables 1.1%
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021	1,000,000	1,024,927
CPS Auto Receivables Trust, "D", Series 2012-A, 144A, 8.59%, 6/17/2019	12,209	12,293
SunTrust Auto Receivables Trust, "C", Series 2015-1A, 144A, 2.5%, 4/15/2021	1,200,000	1,222,522
		2,259,742
Miscellaneous 4.3%
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042	1,489,799	1,529,952
ING IM CLO Ltd.:
"A2", Series 2013-1A, 144A, 2.121% *, 4/15/2024	2,000,000	1,889,246
"A2", Series 2012-4A, 144A, 2.571% *, 10/15/2023	2,500,000	2,499,703
Magnetite CLO Ltd., "A2A", Series 2012-7A, 144A, 2.571% *, 1/15/2025	2,000,000	1,961,206
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055	232,592	231,648
SBA Tower Trust, "C", Series 2014-1A, 144A, 2.898%, 10/15/2044	330,000	330,853
		8,442,608
Total Asset-Backed (Cost $10,850,380)		10,702,350
Commercial Mortgage-Backed Securities 4.8%
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028	1,000,000	1,017,751
Commercial Mortgage Trust, "AM", Series 2007-C9, 5.65%, 12/10/2049	500,000	523,590
GS Mortgage Securities Trust:
"A4", Series 2014-GC22, 3.587%, 6/10/2047	1,000,000	1,037,318
"AAB", Series 2014-GC18, 3.648%, 1/10/2047	170,000	179,200
Hilton U.S.A. Trust, "CFX", Series 2013-HLT, 144A, 3.714%, 11/5/2030	2,000,000	2,005,668
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2015-C31, 3.801%, 8/15/2048	1,680,000	1,749,636
Morgan Stanley Re-REMIC Trust, "A4B", Series 2010-GG10, 144A, 5.988% *, 8/15/2045	410,000	425,728
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050	1,000,000	997,764
"A4", Series 2015-C27, 3.19%, 2/15/2048	1,670,000	1,671,838
Total Commercial Mortgage-Backed Securities (Cost $9,670,402)		9,608,493
Collateralized Mortgage Obligations 6.6%
Federal Home Loan Mortgage Corp.:
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	633,132	39,529
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	237,125	11,607
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	149,086	2,827
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	1,379,261	200,477
"UA", Series 4298, 4.0%, 2/15/2054	818,282	834,563
"6", Series 233, Interest Only, 4.5%, 8/15/2035	482,334	81,461
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	3,873,459	750,785
"MS", Series 3055, Interest Only, 6.175% **, 10/15/2035	1,942,887	381,921
"SP", Series 4047, Interest Only, 6.225% **, 12/15/2037	1,324,268	178,147
"SG", Series 3859, Interest Only, 6.275% **, 11/15/2039	2,365,415	204,113
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040	966,091	171,916
"PZ", Series 2010-129, 4.5%, 11/25/2040	1,865,278	1,947,547
"KZ", Series 2010-134, 4.5%, 12/25/2040	776,507	831,602
"SD", Series 2003-129, Interest Only, 6.574% **, 1/25/2024	1,842,010	248,191
"YI", Series 2008-36, Interest Only, 6.774% **, 7/25/2036	3,477,199	708,041
"SN", Series 2003-7, Interest Only, 7.324% **, 2/25/2033	2,631,933	547,330
"S", Series 2003-2, Interest Only, 7.324% **, 2/25/2033	1,789,714	372,352
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN4, 4.972% *, 10/25/2024	720,000	692,963
Government National Mortgage Association:
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	9,523,017	878,280
"GC", Series 2010-101, 4.0%, 8/20/2040	1,000,000	1,105,780
"ME", Series 2014-4, 4.0%, 1/16/2044	1,000,000	1,104,178
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	705,756	80,672
"AI", Series 2009-125, Interest Only, 4.5%, 3/20/2035	154,379	472
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	839,677	125,894
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	607,052	92,209
"PZ", Series 2010-106, 4.75%, 8/20/2040	751,381	836,172
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	1,114,470	123,866
"SB", Series 2014-81, 14.69% *, 6/20/2044	159,029	219,875
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 2.636% *, 11/25/2033	409,505	410,550
Total Collateralized Mortgage Obligations (Cost $13,754,021)		13,183,320
Government & Agency Obligations 30.4%
U.S. Government Sponsored Agency 1.1%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,218,404
U.S. Treasury Obligations 29.3%
U.S. Treasury Bills:
0.215% ***, 2/11/2016 (c)	125,000	124,993
0.42% ***, 6/2/2016 (c)	955,000	953,925
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	621,944
2.875%, 8/15/2045	3,956,000	4,043,155
3.125%, 8/15/2044	1,837,000	1,976,353
3.5%, 2/15/2039	3,600,000	4,176,281
3.75%, 11/15/2043	9,725,000	11,775,983
U.S. Treasury Notes:
1.0%, 8/31/2016 (d)	2,500,000	2,506,372
1.0%, 9/30/2016	750,000	752,139
1.25%, 1/31/2020	295,000	295,473
1.625%, 12/31/2019	500,000	508,261
1.75%, 12/31/2020	4,215,000	4,298,149
2.125%, 6/30/2022	1,750,000	1,805,440
2.25%, 11/15/2024	6,460,000	6,653,548
2.25%, 11/15/2025	2,115,000	2,175,394
2.75%, 11/15/2023	5,350,000	5,742,053
2.75%, 2/15/2024	9,150,000	9,805,872
		58,215,335
Total Government & Agency Obligations (Cost $56,621,821)		60,433,739
Municipal Bonds and Notes 1.7%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	2,314,385	2,357,271
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	1,007,392
Total Municipal Bonds and Notes (Cost $3,064,385)		3,364,663
	Shares	Value ($)
Securities Lending Collateral 3.0%
Daily Assets Fund “Capital Shares”, 0.40% (e) (f) (Cost $5,905,333)	5,905,333	5,905,333
Cash Equivalents 9.5%
Central Cash Management Fund, 0.32% (e) (Cost $18,927,111)	18,927,111	18,927,111
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $214,063,114) †	108.4	215,773,239
Other Assets and Liabilities, Net	(8.4)	(16,785,717)
Net Assets	100.0	198,987,522

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
**	These securities are shown at their current rate as of January 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $214,111,148. At January 31, 2016, net unrealized appreciation for all securities based on tax cost was $1,662,091. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,800,736 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,138,645.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $5,737,558, which is 2.9% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	At January 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	3/21/2016	66	8,552,156	217,461
At January 31, 2016, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

Ultra Long U.S. Treasury Bond	USD	3/21/2016	11	1,828,063	(89,052)

Currency Abbreviation

USD	United States Dollar

At January 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/16/2025	19,700,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(1,594,740)	(1,490,119)
12/16/2015 9/17/2035	7,400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(958,804)	(811,756)
3/16/2016 3/16/2046	2,300,000	Fixed — 2.75%	Floating — 3-Month LIBOR	(239,436)	(167,075)
12/16/2015 9/18/2017	28,300,000	Floating — 3-Month LIBOR	Fixed — 1.557%	395,744	416,383
Total net unrealized depreciation				(2,052,567)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31,2016 is 0.61%.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$53,710,407	$246,414	$53,956,821
Mortgage-Backed Securities Pass-Throughs	—	39,691,409	—	39,691,409
Asset-Backed	—	10,702,350	—	10,702,350
Commercial Mortgage-Backed Securities	—	9,608,493	—	9,608,493
Collateralized Mortgage Obligations	—	13,183,320	—	13,183,320
Government & Agency Obligations	—	60,433,739	—	60,433,739
Municipal Bonds and Notes	—	3,364,663	—	3,364,663
Short-Term Investments (g)	24,832,444	—	—	24,832,444
Derivatives (h)
Futures Contracts	217,461	—	—	217,461
Interest Rate Swap Contracts	—	416,383	—	416,383
Total	$25,049,905	$191,110,764	$246,414	$216,407,083
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(89,052)	$—	$—	$(89,052)
Interest Rate Swap Contracts	—	(2,468,950)	—	(2,468,950)
Total	$(89,052)	$(2,468,950)	$—	$(2,558,002)

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ 128,409	$ (2,052,567)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Fixed Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016